FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 29, 2024	Feb. 09, 2024	Feb. 07, 2024	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Oct. 23, 2024
Short-Term Debt [Line Items]
Interest rate (in percent)					12.00%		12.00%
Marketing fees payable to underwriters			$ 7,043,750
Conversion derivative
Short-Term Debt [Line Items]
Initial measurement								$ 1,668,731
Increase in fair value of derivative liability					$ (1,117,805)	$ (14,320,179)		14,793,959
Short Term Notes
Short-Term Debt [Line Items]
Aggregate principal amount				$ 5,000,000
Maturity (in days)				90 days
Interest rate (in percent)				9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Short Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement				$ 487,329
Unamortized discount	$ 487,929							487,929	$ 487,929
Increase in fair value of derivative liability	4,807,692	$ 4,320,363
Short Term Notes | Wilson-Davis Sellers
Short-Term Debt [Line Items]
Aggregate principal amount			$ 487,329
Maturity (in days)			90 days
Long-Term Notes
Short-Term Debt [Line Items]
Aggregate principal amount				$ 7,971,000
Maturity (in days)				24 months
Interest rate (in percent)				13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)				90.00%
Long-Term Notes | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement				$ 776,919				776,919
Increased fair value	7,664,613							7,664,613	7,664,613
Unamortized discount	$ 776,919							776,919	776,919
Increase in fair value of derivative liability								6,887,694
Long-Term Notes | Conversion derivative | Minimum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability								4,150,000
Long-Term Notes | Interest Solutions
Short-Term Debt [Line Items]
Aggregate principal amount			$ 275,000
Interest rate (in percent)			13.00%
Long-Term Notes | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Interest rate (in percent)			13.00%
Chardan Note
Short-Term Debt [Line Items]
Aggregate principal amount			$ 4,150,000							$ 5,209,764
Interest rate (in percent)			13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)			85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)			85.00%
Unamortized discount					1,834,516		$ 1,834,516
Number of years up to which the converted amount is to be held for payment of interest	3 years		3 years				3 years
Chardan Note | Conversion derivative
Short-Term Debt [Line Items]
Initial measurement			$ 404,483
Increased fair value		$ 3,585,901
Unamortized discount	$ 404,483							404,483	404,483
Chardan Note | Conversion derivative | Maximum
Short-Term Debt [Line Items]
Increase in fair value of derivative liability								404,483
Chardan Note | Chardan Capital Market LLC
Short-Term Debt [Line Items]
Aggregate principal amount	$ 3,990,385				$ 4,150,000		$ 4,150,000	$ 3,990,385	$ 3,990,385
Interest rate (in percent)	13.00%				13.00%		13.00%	13.00%	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)							85.00%		85.00%
Marketing fees payable to underwriters							$ 7,043,750
Chardan Note | JonesTrading Institutional Services
Short-Term Debt [Line Items]
Aggregate principal amount			$ 375,000